Other disclosures - Credit Risk - Movement in gross exposure for loan commitment and financial guarantees (Details) - Gross exposure [member] £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	£ 34
Net transfers between stages	0
Business activity in the year	136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10
Limit management	(19)
Ending balance	161
Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	80,377
Net transfers between stages	0
Business activity in the year	3,699
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,388
Limit management	(5,430)
Ending balance	84,034
Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	195,690
Net transfers between stages	0
Business activity in the year	28,374
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11,558
Limit management	(39,236)
Ending balance	196,386
Stage 1 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	34
Net transfers between stages	0
Business activity in the year	136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10
Limit management	(19)
Ending balance	161
Stage 1 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	78,257
Net transfers between stages	(2,633)
Business activity in the year	3,641
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,735
Limit management	(5,165)
Ending balance	79,835
Stage 1 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	183,001
Net transfers between stages	(38,412)
Business activity in the year	24,878
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,996
Limit management	(36,233)
Ending balance	144,230
Lifetime expected credit losses [member] | Stage 2 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management	0
Ending balance	0
Lifetime expected credit losses [member] | Stage 2 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	2,053
Net transfers between stages	2,394
Business activity in the year	57
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(74)
Limit management	(261)
Ending balance	4,169
Lifetime expected credit losses [member] | Stage 2 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	12,053
Net transfers between stages	37,380
Business activity in the year	3,389
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	794
Limit management	(2,764)
Ending balance	50,852
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management	0
Ending balance	0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	67
Net transfers between stages	239
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(273)
Limit management	(4)
Ending balance	30
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	636
Net transfers between stages	1,032
Business activity in the year	107
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(232)
Limit management	(239)
Ending balance	£ 1,304